CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	¥ 4,260,533	¥ 4,576,820
Restricted cash	3,136,926	4,344,291
Accounts receivable, net	3,792,641	3,890,712
Bills receivable	372,539	365,036
Prepayments and other receivables	2,220,724	2,039,299
Due from related parties	123,902	181,495
Uncollateralized finance receivables - current portion, net	4,451,575	5,226,642
Collateralized finance receivables - current portion, net	12,301,329	13,546,137
Other current assets	3,393	4,415
Total current assets	30,663,562	34,174,847
Non-current assets
Restricted cash	114,318	446,108
Investment in equity investees	1,912,803	1,907,171
Investment in convertible notes	2,153,790	1,789,470
Property, plant and equipment, net	205,394	449,387
Intangible assets, net	381,749	996,941
Deferred tax assets	443,912	178,563
Goodwill	861,583	532,130
Right-of-use assets	80,962	0
Uncollateralized finance receivables - non-current portion, net	2,906,280	6,609,474
Collateralized finance receivables - non-current portion, net	7,330,610	11,494,820
Other non-current assets	1,322,081	1,165,027
Total non-current assets	17,713,482	25,569,091
Total assets	48,377,044	59,743,938
Current liabilities (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the primary beneficiaries of RMB4,399,899 and RMB4,737,669 as of December 31, 2018 and 2019, respectively)
Short term borrowings	10,860,862	12,274,038
Asset-backed securitization debt	6,201,021	10,021,333
Accounts payable	3,081,405	2,909,051
Bills payable	0	32,300
Guarantee liabilities	207,716	107,614
Income tax payable	497,664	361,726
Due to related parties	104,830	106,563
Lease liabilities	46,033	0
Deferred revenue	109,564	164,867
Other payables and accruals	2,533,642	2,660,157
Total current liabilities	23,642,737	28,637,649
Non-current liabilities
Long term borrowings	2,263,614	4,626,756
Asset-backed securitization debt	1,167,910	3,764,348
Convertible debt	0	774,703
Deferred tax liabilities	30,638	27,770
Lease liabilities	23,391	0
Deferred revenue	1,344,094	1,444,920
Other non-current liabilities	148,439	159,355
Total non-current liabilities	4,978,086	10,797,852
Total liabilities	28,620,823	39,435,501
Commitments and contingencies
Redeemable noncontrolling interests	390,437	360,010
Bitauto Holdings Limited shareholders' equity
Ordinary shares (US$0.00004 par value; 1,250,000,000 shares authorized as of December 31, 2018 and 2019, respectively; 72,739,966 shares and 73,761,089 issued and outstanding as of December 31, 2018 and 2019, respectively)	20	19
Additional paid-in capital	12,664,018	12,782,826
Treasury shares	(241,572)	(333,985)
Statutory reserves	222,547	204,583
Accumulated other comprehensive income	650,773	601,423
Accumulated deficit	(3,312,204)	(2,124,549)
Total Bitauto Holdings Limited shareholders' equity	9,983,582	11,130,317
Noncontrolling interests	9,382,202	8,818,110
Total shareholders' equity	19,365,784	19,948,427
Total liabilities, redeemable noncontrolling interests and shareholders' equity	¥ 48,377,044	¥ 59,743,938